Provision for Income Taxes - Schedule of Reconciliation Between Effective Income Tax Operations and Statutory Tax Rate (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense at federal statutory rate	$ (232,744)	$ 49,341	$ (353,482)	$ 153,888	$ 142,179	$ 221,754
Permanent tax differences	11,107	0	23,435		2,049
Tax effect of conversion from S corporation					1,134,772
Federal taxes on period Company was a flow through entity		(49,341)	0	(153,888)	(220,005)	(221,702)
State and local taxes net of federal benefit	(76,738)	0	(110,639)	500	45,845	198
(Benefit) provision for Income Taxes	$ (279,274)	$ 1,506,362	$ (421,585)	$ 1,506,862	$ 1,104,840	$ 250